Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.3%)
Communication Services (5.2%)
	Alphabet Inc. Class A	280,949	46,595
	Comcast Corp. Class A	312,068	13,035
[1]	WPP plc ADR	107,500	5,500
*	Warner Bros Discovery Inc.	389,579	3,214
	Omnicom Group Inc.	26,691	2,760
	Paramount Global Class B	157,700	1,675
			72,779
Consumer Discretionary (9.5%)
*	Amazon.com Inc.	310,309	57,820
	General Motors Co.	352,383	15,801
	McDonald's Corp.	42,041	12,802
	Home Depot Inc.	29,870	12,103
	Magna International Inc.	244,075	10,017
	NIKE Inc. Class B	81,274	7,185
*	Aptiv plc	80,100	5,768
	BorgWarner Inc. (XNYS)	83,100	3,016
	Booking Holdings Inc.	700	2,948
	Starbucks Corp.	24,772	2,415
*	Adient plc	66,937	1,511
			131,386
Consumer Staples (5.3%)
	Coca-Cola Co.	193,661	13,916
	Procter & Gamble Co.	69,606	12,056
	Kraft Heinz Co.	254,600	8,939
	Unilever plc ADR	120,993	7,860
	Mondelez International Inc. Class A	106,472	7,844
	Sysco Corp.	71,197	5,558
	Estee Lauder Cos. Inc. Class A	51,446	5,129
	Anheuser-Busch InBev SA ADR	60,300	3,997
	Conagra Brands Inc.	122,400	3,980
	Brown-Forman Corp. Class B	75,598	3,719
*	BJ's Wholesale Club Holdings Inc.	2,039	168
			73,166
Energy (7.3%)
	Exxon Mobil Corp.	180,522	21,161
	ConocoPhillips	146,381	15,411
	APA Corp.	622,923	15,237
	NOV Inc.	598,215	9,553
	Shell plc ADR	139,936	9,229
	Baker Hughes Co.	219,200	7,924
	Ovintiv Inc. (XNYS)	179,000	6,857
	Marathon Oil Corp.	198,407	5,283
	Cenovus Energy Inc.	176,500	2,953
	Schlumberger NV	66,500	2,790
	Halliburton Co.	76,379	2,219
	Murphy Oil Corp.	62,540	2,110
			100,727
Financials (19.3%)
	Bank of America Corp.	726,016	28,808
	Intercontinental Exchange Inc.	177,588	28,528
	Visa Inc. Class A	97,529	26,816
	Citigroup Inc.	342,103	21,416
	Wells Fargo & Co.	375,547	21,215
	Marsh & McLennan Cos. Inc.	64,649	14,422
	American International Group Inc.	152,402	11,160
	State Street Corp.	123,010	10,883
	US Bancorp	219,800	10,051
	American Express Co.	36,120	9,796

Diversified Value Portfolio
		Shares	Market Value ($000)
	Charles Schwab Corp.	148,912	9,651
	Fidelity National Information Services Inc.	111,500	9,338
	Blackstone Inc.	58,732	8,994
	Chubb Ltd.	30,478	8,789
	Citizens Financial Group Inc.	198,261	8,143
	Hartford Financial Services Group Inc.	67,800	7,974
	Bank of New York Mellon Corp.	95,634	6,872
	Goldman Sachs Group Inc.	13,204	6,537
	Corebridge Financial Inc.	195,100	5,689
	Truist Financial Corp.	94,100	4,025
	Discover Financial Services	27,000	3,788
	Capital One Financial Corp.	19,400	2,905
	First Citizens BancShares Inc. Class A	1,432	2,636
			268,436
Health Care (14.2%)
	UnitedHealth Group Inc.	44,190	25,837
	Medtronic plc	243,723	21,942
	Thermo Fisher Scientific Inc.	27,227	16,842
	CVS Health Corp.	239,800	15,079
	Danaher Corp.	52,347	14,553
	Johnson & Johnson	85,885	13,919
	Elevance Health Inc.	24,581	12,782
*	Boston Scientific Corp.	147,938	12,397
	GE HealthCare Technologies Inc.	118,617	11,132
*	IQVIA Holdings Inc.	36,076	8,549
	Zoetis Inc.	42,467	8,297
*	Centene Corp.	94,560	7,118
	HCA Healthcare Inc.	13,400	5,446
	Cigna Group	15,300	5,301
	Humana Inc.	11,900	3,769
	Zimmer Biomet Holdings Inc.	34,211	3,693
	Sanofi SA ADR	47,764	2,753
	Labcorp Holdings Inc.	12,200	2,726
*	Solventum Corp.	37,300	2,601
	GSK plc ADR	60,732	2,483
			197,219
Industrials (8.8%)
	Norfolk Southern Corp.	57,357	14,253
	Waste Management Inc.	68,036	14,124
	FedEx Corp.	36,333	9,944
	Honeywell International Inc.	45,005	9,303
*	Boeing Co.	60,886	9,257
	Cummins Inc.	26,651	8,629
	HEICO Corp.	31,058	8,121
	Nordson Corp.	30,211	7,934
	RTX Corp.	60,300	7,306
	Rockwell Automation Inc.	24,708	6,633
	CNH Industrial NV	514,634	5,713
	Old Dominion Freight Line Inc.	27,373	5,437
	PACCAR Inc.	50,380	4,972
	Timken Co.	33,600	2,832
	General Dynamics Corp.	8,900	2,690
	Deere & Co.	6,400	2,671
*	Fluor Corp.	49,050	2,340
			122,159
Information Technology (20.4%)
	Microsoft Corp.	169,670	73,009
	Apple Inc.	197,796	46,086
*	F5 Inc.	86,000	18,937
	Broadcom Inc.	94,132	16,238
	Telefonaktiebolaget LM Ericsson ADR	2,119,505	16,066
	Accenture plc Class A	44,079	15,581
*	Workday Inc. Class A	61,200	14,958
	Amphenol Corp. Class A	219,413	14,297
	Analog Devices Inc.	60,145	13,844
	Marvell Technology Inc.	180,249	13,000
	Applied Materials Inc.	63,926	12,916
*	Adobe Inc.	13,692	7,089
*	Advanced Micro Devices Inc.	37,328	6,125

Diversified Value Portfolio
		Shares	Market Value ($000)
	TE Connectivity plc	36,460	5,505
	Micron Technology Inc.	44,460	4,611
	Corning Inc.	63,530	2,868
	Cognizant Technology Solutions Corp. Class A	34,500	2,663
			283,793
Materials (1.1%)
	Avery Dennison Corp.	38,200	8,433
	Olin Corp.	155,400	7,456
			15,889
Real Estate (1.7%)
	Prologis Inc.	133,741	16,889
*	CBRE Group Inc. Class A	50,685	6,309
			23,198
Utilities (1.5%)
	PPL Corp.	303,655	10,045
	Dominion Energy Inc.	173,800	10,044
			20,089
Total Common Stocks (Cost $1,074,638)			1,308,841
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.014% (Cost $77,387)	773,908	77,391
Total Investments (99.9%) (Cost $1,152,025)			1,386,232
Other Assets and Liabilities—Net (0.1%)			1,710
Net Assets (100%)			1,387,942
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $292,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $308,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	160	46,514	974
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further

Diversified Value Portfolio
mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.